NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
NATURE OF BUSINESS AND SUMMARY OF ACCOUNTING POLICIES
Deferred Revenue	$ 11,333	$ 0